Segment Reporting - Summary of Payments from/to Such Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenues	$ 745,974	$ 650,351	$ 418,925
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	562,183	492,681	345,360
Brazil
Disclosure Of Operating Segments [Line Items]
Revenues	151,959	158,997	84,025
Argentina
Disclosure Of Operating Segments [Line Items]
Revenues	85,454	75,128	77,577
Mexico
Disclosure Of Operating Segments [Line Items]
Revenues	149,249	116,835	68,000
Chile
Disclosure Of Operating Segments [Line Items]
Revenues	51,166	55,666	52,464
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	124,355	86,055	63,294
Non-LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	183,791	157,670	73,565
Nigeria
Disclosure Of Operating Segments [Line Items]
Revenues	13,310	83,969	33,805
Egypt
Disclosure Of Operating Segments [Line Items]
Revenues	93,951	36,662	6,979
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 76,530	$ 37,039	$ 32,781